Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable, other than corporate income taxes	€ 420,000,000	€ 428,000,000	€ 347,000,000
Employee-related liabilities	2,158,000,000	2,126,000,000	2,042,000,000
Restructuring provisions (see Note D.19.2.)	472,000,000	594,000,000	631,000,000
Interest rate derivatives (see Note D.20.)	0	1,000,000	0
Currency derivatives (see Note D.20.)	94,000,000	62,000,000	205,000,000
Equity derivatives (see Note D.20.)	0	16,000,000	0
Amounts payable for acquisitions of non-current assets	714,000,000	559,000,000	467,000,000
Customer contract liabilities	264,000,000	319,000,000	252,000,000
Other current liabilities	7,899,000,000	7,112,000,000	6,188,000,000
Total	12,021,000,000	11,217,000,000	€ 10,132,000,000	[1]
Contract liabilities	€ 85,000,000	€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.